Available for Sale Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities
2.	Available for Sale Securities

The following table summarizes the Company’s available for sale securities:

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2013:
Trust preferred securities	$45,589	$225	$(6,908)	$38,906
Municipal securities	178,579	5,310	(4,149)	179,740
Equity securities	953	968	-	1,921
Corporate bonds	201,268	5,313	(361)	206,220
Mortgage-backed securities
U.S. sponsored entities	623,134	18,397	(7,107)	634,424
Private label	1,788	21	(4)	1,805

Subtotal mortgage-backed securities	624,922	18,418	(7,111)	636,229

Total securities	$1,051,311	$30,234	$(18,529)	$1,063,016

December 31, 2012:
Trust preferred securities	$45,894	$367	$(8,234)	$38,027
Municipal securities	177,414	13,717	(244)	190,887
Equity securities	1,142	676	-	1,818
Corporate bonds	219,700	7,186	(1,091)	225,795
Mortgage-backed securities
U.S. sponsored entities	617,158	33,021	(246)	649,933
Private label	4,139	177	-	4,316

Subtotal mortgage-backed securities	621,297	33,198	(246)	654,249

Total securities	$1,065,447	$55,144	$(9,815)	$1,110,776

The private-label mortgage backed securities totaled $1.8 million and $4.3 million as of December 31, 2013 and December 31, 2012, respectively, and are secured by residential real estate.

The proceeds from the sale of securities as of December 31, 2013 were $10.3 million. Gross realized gains on sales of securities available for sale were $898,000 in 2013. The Company recorded impairment charges of approximately $310,000 on a $2.5 million collateralized debt obligation (CDO) in 2013. There was no non-credit related OTTI on this security.

The proceeds from the sale of securities as of December 31, 2012 were $3.7 million. Gross realized gains on sales of securities available for sale were $746,000 in 2012. The Company recorded impairment charges of approximately $5,000 on a $2.5 million collateralized debt obligation (CDO) and approximately $26,000 on one of its equity investments in a bank that had experienced a decline in its market value for the several quarters during 2012. There was non-credit related OTTI on these securities recognized in OCI during the period of approximately $375,000.

The proceeds from the sale of securities as of December 31, 2011 were $25.4 million. Gross realized gains on sales of securities available for sale were $937,000 in 2011. The Company recorded impairment charges of approximately $78,000 on a $2.5 million CDO, $52,000 on a private – label mortgage backed security and approximately $317,000 on five of its equity investments in various banks that had experienced a decline in their fair value for the several quarters during 2011. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $548,000.

Included in the $38.9 million of trust preferred securities was one pooled trust preferred security with a par value of $2.5 million that was not investment-grade rated. The Company took an impairment charge of approximately $310,000 on this $2.5 million collateralized debt obligation (CDO) during 2013. The Company had an independent third party analyze this bond at December 31, 2013. The current Volcker Rule passed on December 10, 2013 prohibits U.S. Banks from investing in certain “covered funds.” If a “covered fund” is owned it must be divested by July 21, 2015. On January 14, 2014, the Federal banking regulatory agencies released a listing of CDO’s that qualify for an exemption under this rule. The Company determined after a review of this list that its MM Community Funding investment is exempted from the Volcker Rule. Even though the MM Community investment became exempt from the Volcker Rule the Company has determined that its intention is to sell this investment in the near future and due to this, the Company has written this bond down to the fair value at December 31, 2013 as calculated by the third party.

Because of the subprime crisis current markets for variable rate corporate trust preferred bonds are illiquid. In order to determine prices of these securities the Company utilizes a discounted cash flow method, mentioned above. This method is described more fully in footnote 12, Fair Value.

The following is a summary of the amounts recognized in earnings related to credit losses on securities which the Company has recorded other-than-temporary impairment charges through earnings and other comprehensive income:

(Dollars in thousands)
Totals
January 1, 2011	$1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	130

December 31, 2011	1,152
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5

December 31, 2012	1,157
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	310

December 31, 2013	$1,467

At December 31, 2013 and 2012, the Bank did not have any corporate bonds whose book value exceeded 10% of equity.

The following table shows the Company’s investments’ gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012:

As of December 31, 2013

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	8	$37,016	$6,908	8	$37,016	$6,908

Municipal securities	44	37,243	3,129	6	5,518	1,020	50	42,761	4,149

Corporate bonds	6	20,869	109	3	11,474	252	9	32,343	361

Mortgage-backed securities

U.S. sponsored entities	69	229,223	6,363	4	16,878	744	73	246,101	7,107

Private label	1	502	4	-	-	-	1	502	4

Subtotal mortgage-backed securities	70	229,725	6,367	4	16,878	744	74	246,603	7,111

Total	120	$287,837	$9,605	21	$70,886	$8,924	141	$358,723	$18,529

As of December 31, 2012

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$36,179	$8,234	9	$36,179	$8,234

Municipal securities	5	4,179	58	2	3,059	186	7	7,238	244

Corporate bonds	5	15,604	110	5	20,020	981	10	35,624	1,091

Mortgage-backed securities

U.S. sponsored entities	8	28,246	246	-	-	-	8	28,246	246

Total	18	$48,029	$414	16	$59,258	$9,401	34	$107,287	$9,815

The Company primarily invests in mortgage-backed securities, variable and fixed rate corporate bonds, municipal bonds, trust preferred securities, government bonds and to a lesser extent equity securities. The policy of the Company is to recognize an OTTI on equity securities where the fair value has been significantly below cost for three consecutive quarters. Declines in the fair value of the corporate bonds that can be attributed to specific adverse conditions affecting the credit quality of the investment would be recorded as OTTI losses and charged to earnings. In order to determine if a decline in fair value is other than temporary, the Company reviews corporate ratings of the investment, analyst reports and SEC filings of the issuers. For fixed maturity investments with unrealized losses due to interest rates where the Company expects to recover the entire amortized cost basis of the security, declines in value below cost are not assumed to be other than temporary. The Company reviews its position quarterly and has asserted that at December 31, 2013, the declines outlined in the above table represent temporary declines due to changes in interest rates and are not reflections of impairment in the credit quality of the securities. Additionally, the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis.

The Company reviews investment debt securities on an ongoing basis for the presence of OTTI with formal reviews performed quarterly. Credit–related OTTI losses on individual securities were recognized during 2013 in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in AOCI. The credit-related OTTI recognized during 2013, 2012 and 2011 was $310,000, $31,000 and $447,000, respectively and was related to securities having a book value of $192,000 at December 31, 2013, $608,000 at December 31, 2012 and $2.1 million at December 31, 2011. The noncredit-related OTTI was $0, $375,000 and $548,000 for 2013, 2012 and 2011, respectively.

The following table summarizes scheduled maturities of the Company’s securities as of December 31, 2013, excluding equity securities which have no maturity dates:

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	2.79%	$41,074	$41,497
Due from one year to five years	2.97%	163,785	169,767
Due from five to ten years	3.37%	106,115	107,917
Due after ten years	3.14%	739,384	741,914

	3.12%	$1,050,358	$1,061,095

For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on weighted-average contractual maturities of underlying collateral. The mortgage-backed securities may mature earlier than their weighted-average contractual maturities because of principal prepayments.

Securities, with carrying values of $309.9 million and $229.0 million as of December 31, 2013 and 2012, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.